Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables [Line Items]
Accounts payable and accruals	$ 140	$ 75
NIS unlinked [Member]
Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables [Line Items]
Accounts payable and accruals	115	75
USD [Member]
Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables [Line Items]
Accounts payable and accruals	2
Euro [Member]
Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables [Line Items]
Accounts payable and accruals	15
Other currencies [Member]
Trade Payables and Other Current Liabilities (Details) - Schedule of trade payables [Line Items]
Accounts payable and accruals	$ 2